Income Taxes - Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Deferred tax assets
Loan loss reserves	$ 31,494	$ 31,055
REO reserves	255	518
Non-accrual loan interest	891	877
Federal and state tax credits	537	1,074
Deferred compensation	3,022	3,165
Stock based compensation	1,876	1,677
Other	2,081	1,747
Total deferred tax assets	40,156	40,113
Deferred tax liabilities
FHLB stock dividends	14,478	14,941
Valuation adjustment on available-for-sale securities and cash flow hedges	4,503	2,442
Loan origination fees and costs	8,385	9,285
Premises and equipment	25,399	23,429
Other	2,851	1,828
Total deferred tax liabilities	55,616	51,925
Net deferred tax asset (liability)	(15,460)	(11,812)
Current tax asset (liability)	10,356	13,616
Net tax asset (liability)	$ (5,104)	$ 1,804